Subsequent Event (Details) - EUR (€) € in Thousands	1 Months Ended
	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event
Right-of-use assets		€ 24,710	€ 24,932
Laboratory facilities and equipment | Major purchases of assets
Subsequent Event
Additions of property plant and equipment	€ 1,800
Lease term (in years)	5 years
Laboratory space | Significant lease commitment
Subsequent Event
Right-of-use assets	€ 450